Quarterly Holdings Report
for

Fidelity® Independence Fund

August 31, 2020

FRE-QTLY-1020
1.805765.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.1%
Entertainment - 1.6%
Netflix, Inc. (a)	131,300	$69,531
Interactive Media & Services - 7.7%
Alphabet, Inc.:
Class A (a)	55,600	90,602
Class C (a)	55,800	91,187
Facebook, Inc. Class A (a)	475,340	139,370
Match Group, Inc. (a)	146,212	16,329
		337,488
Media - 1.8%
Cable One, Inc.	16,400	30,181
Charter Communications, Inc. Class A (a)	76,500	47,094
		77,275

TOTAL COMMUNICATION SERVICES		484,294

CONSUMER DISCRETIONARY - 9.7%
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	72,780	251,161
Multiline Retail - 0.9%
Dollar General Corp.	196,775	39,725
Specialty Retail - 1.8%
The Home Depot, Inc.	274,100	78,129
Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. Class B	490,400	54,871

TOTAL CONSUMER DISCRETIONARY		423,886

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	99,871	4,435
Costco Wholesale Corp.	155,100	53,922
Walmart, Inc.	427,100	59,303
		117,660
Household Products - 2.0%
Procter & Gamble Co.	612,400	84,713
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	181,000	40,131

TOTAL CONSUMER STAPLES		242,504

FINANCIALS - 6.5%
Capital Markets - 4.8%
BlackRock, Inc. Class A	74,600	44,327
Intercontinental Exchange, Inc.	403,500	42,864
Moody's Corp.	134,600	39,659
MSCI, Inc.	95,000	35,461
S&P Global, Inc.	126,300	46,279
		208,590
Insurance - 1.7%
Arthur J. Gallagher & Co.	331,900	34,949
Marsh & McLennan Companies, Inc.	351,500	40,391
		75,340

TOTAL FINANCIALS		283,930

HEALTH CARE - 12.6%
Biotechnology - 1.9%
Regeneron Pharmaceuticals, Inc. (a)	64,000	39,676
Vertex Pharmaceuticals, Inc. (a)	149,200	41,645
		81,321
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	1,018,900	41,795
Danaher Corp.	252,800	52,196
Intuitive Surgical, Inc. (a)	64,200	46,920
		140,911
Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	239,200	74,762
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	113,600	32,066
Life Sciences Tools & Services - 2.2%
Mettler-Toledo International, Inc. (a)	35,800	34,754
Thermo Fisher Scientific, Inc.	137,600	59,028
		93,782
Pharmaceuticals - 2.9%
Eli Lilly & Co.	328,200	48,702
Horizon Therapeutics PLC (a)	453,391	34,059
Zoetis, Inc. Class A	282,300	45,196
		127,957

TOTAL HEALTH CARE		550,799

INDUSTRIALS - 5.5%
Commercial Services & Supplies - 0.7%
Waste Connection, Inc. (United States)	314,400	31,449
Electrical Equipment - 0.9%
AMETEK, Inc.	367,271	36,984
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	88,600	37,849
Professional Services - 3.0%
CoStar Group, Inc. (a)	35,900	30,465
IHS Markit Ltd.	455,575	36,410
TransUnion Holding Co., Inc.	355,855	30,860
Verisk Analytics, Inc.	183,915	34,331
		132,066

TOTAL INDUSTRIALS		238,348

INFORMATION TECHNOLOGY - 37.0%
IT Services - 9.4%
Accenture PLC Class A	226,400	54,320
Black Knight, Inc. (a)	383,800	32,278
Fidelity National Information Services, Inc.	304,400	45,919
Global Payments, Inc.	229,100	40,464
MasterCard, Inc. Class A	230,800	82,670
PayPal Holdings, Inc. (a)	329,800	67,325
Visa, Inc. Class A	416,900	88,379
		411,355
Semiconductors & Semiconductor Equipment - 3.5%
KLA-Tencor Corp.	169,900	34,853
Lam Research Corp.	107,600	36,190
NVIDIA Corp.	154,700	82,761
		153,804
Software - 16.3%
Adobe, Inc. (a)	141,300	72,542
ANSYS, Inc. (a)	109,200	37,020
Autodesk, Inc. (a)	166,500	40,909
Cadence Design Systems, Inc. (a)	352,400	39,085
Intuit, Inc.	135,800	46,904
Microsoft Corp.	1,298,100	292,760
Salesforce.com, Inc. (a)	253,600	69,144
ServiceNow, Inc. (a)	97,000	46,756
Synopsys, Inc. (a)	173,300	38,351
Workday, Inc. Class A (a)	125,900	30,179
		713,650
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	2,628,600	339,193

TOTAL INFORMATION TECHNOLOGY		1,618,002

MATERIALS - 4.1%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	136,700	39,952
Linde PLC	213,300	53,270
Sherwin-Williams Co.	62,600	42,008
		135,230
Metals & Mining - 1.0%
Newmont Corp.	629,029	42,321

TOTAL MATERIALS		177,551

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Tower Corp.	193,900	48,310
Crown Castle International Corp.	254,500	41,547
Equinix, Inc.	54,100	42,727
Prologis (REIT), Inc.	413,070	42,075
SBA Communications Corp. Class A	121,100	37,065
		211,724
UTILITIES - 2.0%
Electric Utilities - 1.2%
NextEra Energy, Inc.	193,100	53,908
Water Utilities - 0.8%
American Water Works Co., Inc.	252,247	35,653

TOTAL UTILITIES		89,561

TOTAL COMMON STOCKS
(Cost $2,386,361)		4,320,599

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Bird Rides, Inc. Series C (a)(b)(c)
(Cost $1,400)	119,195	1,278

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.12% (d)
(Cost $65,497)	65,482,943	65,496
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,453,258)		4,387,373
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(17,579)
NET ASSETS - 100%		$4,369,794

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,278,000 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$1,400

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$180
Fidelity Securities Lending Cash Central Fund	153
Total	$333

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.